Other liabilities and provisions (Tables)	3 Months Ended
Mar. 31, 2018
Other liabilities and provisions
Summary of other liabilities and provisions

	3/31/2018	12/31/2017
	(€ in thousands)
Customer deposits	--	373
Liabilities from VAT	65	12
Employee bonus	310	303
Accruals for vacation and overtime	480	222
Accruals for licenses	111	140
Liabilities from payroll	250	236
Accruals for commissions	83	50
Accruals for compensation of Supervisory board	225	180
Accrual for warranty	295	286
Others	295	322
Total	2,114	2,124